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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
                                                -----------
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             The Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:   028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

         /s/Kenneth S. Miller         Fairfield, Ohio        August 11, 2006
        ----------------------       -----------------      -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                        -------

Form 13F Information Table Entry Total:                       5
                                                        -------

Form 13F Information Table Value Total                   15,589
                                                        -------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
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

                                               COLUMN 2      COLUMN 3        COLUMN 4        COLUMN 5     SH/PRN    PUT/CALL
                  ISSUER                    TITLE OF CLASS     CUSIP         FMV (000)        SHARES

EXXON MOBIL CORPORATION                     COMMON          30231G102           6,258           102,000   SH
GENERAL ELECTRIC CO.                        COMMON          369604103           1,648            50,000   SH
GENUINE PARTS CO                            COMMON          372460105             625            15,000   SH
JOHNSON & JOHNSON                           COMMON          478160104           1,498            25,000   SH
PROCTER & GAMBLE CORPORATION                COMMON          742718109           5,560           100,000   SH

                                                                               15,589



                                               COLUMN 6      COLUMN 7         COLUMN 8
                  ISSUER                    INVESTMENT DIS   OTH MGRS           SOLE          SHARED       NONE

EXXON MOBIL CORPORATION                     SHARED              01               -              102,000      -
GENERAL ELECTRIC CO.                        SHARED              01               -               50,000      -
GENUINE PARTS CO                            SHARED              01               -               15,000      -
JOHNSON & JOHNSON                           SHARED              01               -               25,000      -
PROCTER & GAMBLE CORPORATION                SHARED              01               -              100,000      -



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